Right of Use Assets and Lease Liabilities - Reconciliation of Lease Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Jan. 01, 2019
Leases [Abstract]
Lease liabilities recognised	$ 160
Repayment of lease liabilities	(42)
Finance costs paid on lease liabilities	(9)
Interest charged to the income statement	10
Reclassification of finance leases from borrowings	60
Change in estimate	(5)
Translation	(3)
Closing balance	171	$ 128
Lease finance costs paid included in the statement of cash flows	$ 9